EXPLORATION AND EVALUATION EXPENSES (UNAUDITED) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Nov. 30, 2025	Jun. 30, 2025	Nov. 30, 2024	Jun. 30, 2024
EXPLORATION AND EVALUATION EXPENSES
Consulting fees					$ 1,402,176		$ 561,724
Traveling expenses					$ 549,177		$ 123,483
Oregon Energy LLC
EXPLORATION AND EVALUATION EXPENSES
Consulting fees	$ 14,090	$ (17,220)	$ 40,748	$ 15,614		$ 117,406		$ 554,891
IT expenses	495		990	230		1,370		8,547
Land costs		270	180	360		900		1,350
Licences and permits						295		1,460
Occupancy expenses	19,069	19,016	38,186	25,357		63,495		96,583
Office expenses		42		42
Postage and courier		4		4		4		45,768
Salary and wages	3,353	4,460	6,471	6,758		13,076		12,783
Traveling expenses						1,342		9,541
Vehicle and equipment expenses						3,677		3,279
Total	$ 37,007	$ 6,572	$ 86,575	$ 48,365		$ 201,932		$ 734,803